As filed with the Securities and Exchange Commission on December 5, 2008

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21647

NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES

(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Peter E. Sundman, Chairman of the Board and Chief Executive Officer

Neuberger Berman Institutional Liquidity Series

605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP

1601 K Street, N.W.
Washington, D.C. 20006-1600

(Names and Addresses of agents for service)

Date of fiscal year end: March 31, 2009

Date of reporting period: September 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders.

Neuberger Berman
Institutional Liquidity Series

Institutional Cash Fund

Prime Money Fund

Semi-Annual Report

September 30, 2008

Contents

THE PORTFOLIOS

Chairman's Letter	1

PORTFOLIO COMMENTARY/MATURITY DIVERSIFICATION

Institutional Cash Fund	3

Prime Money Fund	3

Fund Expense Information	7

SCHEDULE OF INVESTMENTS

Institutional Cash Fund	9

Prime Money Fund	11

FINANCIAL STATEMENTS	13

FINANCIAL HIGHLIGHTS/PER SHARE DATA

Institutional Cash Fund	22

Prime Money Fund	23

Directory	25

Proxy Voting Policies and Procedures	26

Quarterly Portfolio Schedule	26

Board Consideration of the Management and Sub-Advisory Agreements	26

"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management LLC" and the individual fund names in this shareholder report are either service marks or registered service marks of Neuberger Berman Management LLC, formerly, Neuberger Berman Management Inc. ©2008 Neuberger Management LLC. All rights reserved.

Chairman's Letter

Dear Shareholder,

I am pleased to present to you this semi-annual report for Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund for the six-month period ended September 30, 2008. The report includes portfolio manager commentaries, a listing of the Funds' investments and their unaudited financial statements for the reporting period.

The six-month period was difficult for the capital markets, characterized by an intensifying credit crisis, concerns about economic growth and dramatic changes in the financial landscape involving high profile failures, mergers and federal bailouts of once dominant financial institutions. Seeking to stem the tide, the U.S. government engaged in a number of interventions, most prominently in approving (shortly after the period's close) an historic rescue package involving the purchase of subprime mortgage debt now burdening financial company balance sheets. The Federal Reserve, for its part, continued to look for ways to introduce liquidity into the economy, both through lending facilities and (again, post-period) rate cuts coordinated with other central banks.

Throughout the market turmoil, our Funds admirably served their function of providing yield while preserving investor capital. To offer additional assurance to investors, we also have elected to participate in the U.S. Treasury Temporary Guarantee Program for Money Market Funds, under which the Treasury will guarantee investors $1.00 per share for each share held on September 19, 2008 of any eligible money market fund that participates. The insurance program currently runs until December 18, 2008, after which the Treasury may elect to extend it for an additional period, but not beyond September 18, 2009.

Please be assured that we will continue to rigorously apply our investment discipline as we work through this difficult period for the markets. Thank you for your trust in us. We look forward to continuing to serve you in the years ahead.

Sincerely,

Peter Sundman
Chairman of the Board
Neuberger Berman Institutional Liquidity Series

Neuberger Berman Institutional Liquidity Series Commentary

We are pleased to report that Neuberger Berman Institutional Cash Fund outperformed the iMoneyNet Money Fund Report Taxable First Tier Institutional Average for the six-month period ended September 30, 2008, while the Neuberger Berman Prime Money Fund nearly matched the performance of the benchmark during that time period.

The reporting period was highlighted by a massive flight to quality by investors, record levels of volatility, a major credit crunch and a wide range of aggressive plans by the federal government to loosen credit conditions and shore up the ailing economy.

The period started off with new indications that confirmed investors' fears of a continuing economic slowdown. In April, data revealed that housing starts reached a 17-year low while the S&P/Case–Shiller Home Price Indices showed the biggest annual drop in home prices on record. The Fed reacted by lowering the Fed Funds rate a quarter of a percentage point to 2% on the last day of April with hopes of minimizing any future economic downturn.

As the six-month period progressed, debt holdings backed by defaulted mortgages continued to cause widespread pain in the fixed income market. As the economy continued to slow, mortgage providers Fannie Mae and Freddie Mac, which either own or insure half of the U.S. mortgage market, neared collapse, prompting the federal government to take over the troubled companies in September and provide them with fresh capital.

In September, the debt debacle reached new milestones as Lehman Brothers sought bankruptcy protection and Merrill Lynch agreed to be acquired by Bank of America. In addition, AIG, which insures debt owned by many financial institutions, revealed that it, too, was faltering, prompting a move by the federal government to engineer an $80 billion bailout of the troubled company. Other banks, such as Wachovia and Washington Mutual, were stung by a lack of confidence surrounding their mortgage-related holdings.

The developments caused many investors to panic and sell equities, bonds and even short-term debt such as commercial paper. As part of the sell-off, many investors liquidated money market fund holdings, using the proceeds to purchase short-term Treasuries; the latter eventually reached a premium so high that they briefly carried negative yields. At the end of the reporting period, three-month Treasury bills yielded only 0.92%, compared to the 1.38% yield at the beginning of the six-month period, while yields on two-year U.S. Treasuries rose from 1.62% to 2.00%.

The overall turmoil and loss of confidence caused the Fed to take a range of additional steps, most significantly a $700 billion plan to buy up distressed debt from troubled financial institutions. Although the bailout plan was initially rejected by the U.S. House of Representatives, a revised version was passed after the reporting period ended and signed into law. As of this writing, bailout architects were also considering purchasing equity stakes in banks, guaranteeing short-term loans that banks make among one another and increasing the size of bank accounts that the FDIC will insure beyond the current $100,000 limit. Specifically affecting the money markets, in September, the U.S. Treasury created the Temporary Guarantee Program for Money Market Funds, which extends limited insurance to participating funds on behalf of investors.

The Fed, meanwhile, continued to walk a fine line in maintaining monetary policy, leaving the Fed Funds rate unchanged at 2.00% for the last five months of the reporting period. (As of this writing, the Fed had lowered rates another two times, reaching a low rate of just 1.00%. Interest rates were also cut by central banks in South Korea, Hong Kong, Taiwan, England, China, Canada, Sweden and Switzerland and by the European Central Bank. The rate cuts marked the first time in history that so many banks have launched a coordinated attack against a slowing economy.)

Early in the reporting period, the Fed had expressed concern that rising commodity prices for oil and various food items, could spark inflation. Such fears appear to have subsided as many indicators point to an economic slowdown. Indeed, jobs have been shed every month this calendar year; if this continues, we believe the trend could exacerbate the slowdown at a time when mortgage delinquencies are rising and home prices are declining. Moreover, the economy has yet to feel the full effect of variable-rate mortgages resetting to higher rates.

Overall, investor sentiment will remain hugely important in the coming months, as a positive reaction to the global efforts to bail out failed banks and create liquidity could play a major role in getting the economy back on track.

Neuberger Berman Institutional Cash Fund1,2

For the six-month period ended September 30, 2008, Neuberger Berman Institutional Cash Fund Trust Class returned 1.22% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 1.21%. The Fund ended the period with a 1.83% seven-day current yield and a 1.85% seven-day effective yield; these more closely reflect current earnings than six-month figures.

The weighted average maturity of the Fund decreased during the period from 38.8 days on March 31, 2008 to 28.1 days on September 30, 2008. As the credit markets seized up during market disruptions, including large bankruptcies, numerous downgrades by the rating agencies and unprecedented actions by the U.S. government to help stimulate liquidity in the credit markets, we purchased highly-rated commercial paper and certificates of deposit issued by highly-rated banks. Securities that we purchased ranged in maturity from overnight to three months. Our conservative guidelines and stringent credit policies enabled us to limit exposure to products and issuers that experienced problems during the six-month period. The Fund remains extremely liquid with over 40% being in a combination of cash and overnight securities and 100% of its assets maturing in less than three months. The credit quality of the Fund remains in high quality issuer s with over 60% of investments in A-1+ rated securities.

Neuberger Berman Prime Money Fund1,2

For the six-month period ended September 30, 2008, Neuberger Berman Prime Money Fund Trust Class returned 1.20% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 1.21%. The Fund closed the period with a 2.03% seven-day current yield and a 2.05% seven-day effective yield; these more closely reflect current earnings than the six-month figures.

The weighted average maturity of the Fund decreased during the period from 41.2 days on March 31, 2008 to 24.3 days as of September 30, 2008. As the credit markets seized up during market disruptions, including large bankruptcies along with numerous downgrades and unprecedented actions by the U.S. government to help stimulate liquidity in the credit markets, we purchased highly rated commercial paper and certificates of deposit issued by highly rated banks. The securities purchased ranged in maturity from overnight to three months. Our conservative guidelines and stringent credit policies enabled us to limit exposure to products and issuers that experienced problems during the six-month period. The Fund remains extremely liquid, with over 30% being in a combination of cash and overnight securities and 100% of the Fund maturing in less than three months. The credit quality of the Fund remains in high quality issuers with over 64% of investments in A-1+ rated securities.

Sincerely,

JOHN C. DONOHUE AND TIMOTHY J. ROBEY
PORTFOLIO CO-MANAGERS

Neuberger Berman Institutional Liquidity Series

TICKER SYMBOLS

Neuberger Berman Institutional Cash Fund	NBAXX
Neuberger Berman Prime Money Fund	NBPXX

NEUBERGER BERMAN

INSTITUTIONAL CASH FUND

MATURITY DIVERSIFICATION

(% by Maturity)
1 – 7 Days	10.5%
8 – 30 Days	45.6
31 – 90 Days	43.9
91 – 180 Days	0.0
181+ Days	0.0

NEUBERGER BERMAN

PRIME MONEY FUND

MATURITY DIVERSIFICATION

(% by Maturity)
1 – 7 Days	11.0%
8 – 30 Days	39.5
31 – 90 Days	49.5
91 – 180 Days	0.0
181+ Days	0.0

PERFORMANCE HIGHLIGHTS

Neuberger Berman Institutional Liquidity Series

	Inception	For the 7 Days Ended 9/30/2008
	Date	Current Yield[2]	Effective Yield[2]
Institutional Cash Fund[1]	5/8/2000	1.83%	1.85%
Prime Money Fund[1]	12/27/2004	2.03%	2.05%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit www.nb.com/performance. The composition, industries and holdings of the fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Endnotes

1  Neuberger Berman Management LLC ("Management") has contractually undertaken to forgo current payment of fees and/or reimburse Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund so that total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses of each Fund) are limited to 0.41% of average daily net assets. The undertakings last until March 31, 2011. Each Fund has contractually undertaken to repay Management for fees and expenses forgone and/or its excess expenses paid by Management, provided the repayments do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed the above-stated expense limitation and the repayments are made within three years after the year that Management incurred the expense. For the period ended September 30, 2008, there was no waiver or reimbursement of expenses by Management to either Fund, and no reimbursement of Management by either Fund.

2  "Current yield" of a money market fund refers to the income generated by an investment in the Fund over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results. Unaudited performance data current to the most recent month-end are available at www.nb.com/performance.

Glossary of Indices

iMoneyNet Money Fund Report Taxable First Tier Institutional Average:	Measures the performance of institutional money market mutual funds which invest in anything allowable, except Second Tier Commercial Paper.

Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger Berman Management LLC and include reinvestment of all dividends and capital gain distributions. The Funds may invest in securities not included in the above-described index.

Information About Your Fund's Expenses

These tables are designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which include each fund's proportionate share of expenses of its corresponding master series, administrative service fees and other expenses. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended September 30, 2008 and held for the entire period. The tables illustrate the fund's costs in two ways:

Actual Expenses and Performance:	The first section of the table provides information about actual account values and actual expenses in dollars, based on the fund's actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:	The second section of the table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Information as of 9/30/08 (Unaudited)

Neuberger Berman Institutional Liquidity Series
	ACTUAL				HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)**
	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses Paid During the Period* 4/1/08 - 9/30/08	Expense Ratio	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses Paid During the Period* 4/1/08 - 9/30/08	Expense Ratio
Institutional Cash Fund
Trust Class	$1,000.00	$1,012.20	$1.36	.27%	$1,000.00	$1,023.71	$1.37	.27%
Prime Money Fund
Trust Class	$1,000.00	$1,012.00	$1.36	.27%	$1,000.00	$1,023.71	$1.37	.27%

*  For each fund, expenses are equal to the annualized expense ratio for the fund, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Each fund's expense ratio includes its proportionate share of the expenses of its corresponding master series through September 28, 2008.

**  Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent half year divided by 365.

Schedule of Investments Neuberger Berman Institutional Cash Fund

(Unaudited)

PRINCIPAL AMOUNT		VALUE††
(000's omitted)		(000's omitted)
Certificates of Deposit (21.4%)
$39,400	Banca Intesa NY, Yankee CD, 2.80% & 2.81%, due 11/6/08 & 11/20/08	$39,400
24,600	Bank of Ireland, Yankee CD, 2.68%, due 10/20/08	24,600
24,600	Bank of Nova Scotia NY, Yankee CD, 2.74%, due 10/15/08	24,600
49,200	Bank of Scotland PLC, Yankee CD, 2.75% & 2.81%, due 10/9/08 & 12/9/08	49,201
39,400	Calyon NY, Yankee CD, 2.73%, due 10/20/08	39,400
4,900	KBC Bank, Yankee CD, 2.79%, due 10/15/08	4,900
49,200	Natixis NY, Yankee CD, 2.90%, due 11/26/08 & 12/5/08	49,200
24,600	Rabobank Nederland NY, Yankee CD, 2.70%, due 11/14/08	24,600
19,700	Royal Bank of Scotland, Yankee CD, 2.65%, due 10/15/08	19,701
24,600	Skandinaviska Enskilda Banken, Yankee CD, 2.81%, due 11/19/08	24,600
19,700	Societe Generale NY, Yankee CD, 2.80%, due 11/19/08	19,700
29,600	US Bank, Yankee CD, 2.56%, due 10/17/08	29,600
	Total Certificates of Deposit	349,502
Commercial Paper (34.4%)
Asset Backed (15.8%)
46,300	Amsterdam Funding Corp., 2.70% & 2.75%, due 10/22/08 & 11/12/08	46,191	ñ
39,900	Barton Capital Corp., 2.65%, due 11/4/08	39,800	ñ
49,200	Charta LLC, 2.80%, due 11/4/08 & 11/5/08	49,068	ñ
36,000	Ciesco LLC, 2.62% & 2.75%, due 10/20/08 & 10/28/08	35,936	ñ
12,500	Old Line Funding LLC, 2.65%, due 10/14/08	12,488	ñ
16,500	Regency Markets No. 1 LLC, 2.65%, due 10/1/08	16,500	ñ
39,400	Sheffield Receivables Corp., 2.60%, due 10/10/08	39,374	ñ
19,700	Thames Asset Securitization LLC, 2.73%, due 11/17/08	19,630	ñ
		258,987
Banking (18.6%)
34,500	Allied Irish Banks PLC, 2.85% & 2.86%, due 10/29/08 & 11/20/08	34,380	ñ
24,600	Bank of Ireland, 2.84%, due 11/20/08	24,503	ñ
24,600	Caisse Nationale d'Epargne, 2.82%, due 11/3/08	24,537	ñ
24,600	Danske Corp., 2.70%, due 10/7/08	24,589	ñ
49,300	Dexia Delaware LLC, 2.79%, due 10/8/08	49,273
9,900	HSBC Finance Corp., 2.73%, due 11/3/08	9,875
9,900	Intesa Funding LLC, 2.78%, due 11/6/08	9,873
19,700	Rabobank USA, 2.53%, due 11/4/08	19,653
24,600	Skandinaviska Enskilda Banken, 2.79%, due 11/25/08	24,495	ñ
19,700	Unicredito Italiano PLC, 2.79%, due 10/16/08	19,677	ñ
49,300	Wells Fargo & Co., 2.52%, due 10/14/08	49,255
14,800	Westpac Banking Corp., 2.75%, due 10/16/08	14,783	ñ
		304,893
	Total Commercial Paper	563,880
Floating Rate Corporate Debt Securities (8.1%)µ
Banking (3.0%)
19,700	Wachovia Bank NA, Senior Unsecured Floating Rate Bank Notes, 2.87%, due 10/27/08	19,700
29,600	Westpac Banking Corp., Floating Rate Medium-Term Notes, 2.61% & 2.95%, due 10/1/08 & 11/6/08	29,599	ñ
		49,299
Conglomerate (3.0%)
49,300	General Electric Capital Corp., Senior Unsecured Floating Rate Medium-Term Notes, Ser. A, 7.18%, due 10/1/08	49,301

See Notes to Schedule of Investments 9

PRINCIPAL AMOUNT		VALUE††
(000's omitted)		(000's omitted)
Financial Services (2.1%)
$34,500	Merrill Lynch & Co., Senior Unsecured Floating Rate Medium-Term Notes, 2.91%, due 10/20/08	$34,500
	Total Floating Rate Corporate Debt Securities	133,100
	Total Investments (63.9%)	1,046,482
	Cash, receivables and other assets, less liabilities (36.1%)	591,152
	Total Net Assets (100.0%)	$1,637,634

See Notes to Schedule of Investments 10

Schedule of Investments Neuberger Berman Prime Money Fund

(Unaudited)

PRINCIPAL AMOUNT			VALUE††
(000's omitted)			(000's omitted)
Certificates of Deposit (24.9%)
$57,600	Banca Intesa NY, Yankee CD, 2.80% – 2.81%, due 11/6/08 – 11/26/08		$57,600
23,100	Bank of Nova Scotia NY, Yankee CD, 2.74%, due 10/15/08		23,100
67,300	Bank of Scotland PLC, Yankee CD, 2.75% – 2.81%, due 10/9/08 – 12/9/08		67,301
17,300	Calyon NY, Yankee CD, 2.64%, due 10/27/08		17,300
5,800	Fortis Bank NY, Yankee CD, 2.85%, due 11/6/08		5,800
29,800	KBC Bank, Yankee CD, 2.79%, due 10/15/08		29,800
40,300	Natixis NY, Yankee CD, 2.90%, due 11/26/08 & 12/5/08		40,300
19,000	Royal Bank of Scotland, Yankee CD, 2.75%, due 10/15/08		19,001
19,200	Skandinaviska Enskilda Banken, Yankee CD, 2.81%, due 11/19/08		19,200
15,400	Societe Generale NY, Yankee CD, 2.80%, due 11/19/08		15,400
Unicredito Italiano NY, Yankee CD, 3.00%, due 10/16/08		9,602
	Total Certificates of Deposit		304,404
Commercial Paper (35.0%)
40,400	Allied Irish Banks PLC, 2.83% & 2.85%, due 10/29/08 & 11/21/08		40,293	ñ
76,800	Bank of Ireland, 2.79% – 2.81%, due 10/21/08 – 11/5/08		76,630	ñ
38,500	Caisse Nationale d'Epargne, 2.82%, due 11/3/08		38,400	ñ
71,300	Danske Corp., 2.45% & 2.70%, due 10/2/08 & 11/3/08		71,226	ñ
36,500	Dexia Delaware LLC, 2.79% & 2.81%, due 10/8/08 & 11/12/08		36,433
26,900	Intesa Funding LLC, 2.78%, due 11/6/08		26,825
23,100	Skandinaviska Enskilda Banken, 2.79%, due 11/25/08		23,002	ñ
19,200	Societe Generale NA, 2.79%, due 11/6/08		19,146
3,800	Swedbank Mortgage AB, 2.80%, due 10/6/08		3,798
38,400	UBS Finance, Inc., 2.68% & 2.80%, due 10/27/08 & 11/5/08		38,311
34,600	Unicredito Italiano PLC, 2.96%, due 10/29/08		34,520	ñ
19,200	Westpac Banking Corp., 2.69%, due 10/27/08		19,163	ñ
	Total Commercial Paper		427,747
Floating Rate Corporate Debt Securities (10.5%)µ
Banking (4.2%)
19,200	Wachovia Bank NA, Senior Unsecured Floating Rate Notes, 2.87%, due 10/27/08		19,200
1,900	Wachovia Corp., Senior Unsecured Floating Rate Notes, 2.85%, due 10/28/08		1,900
30,800	Wells Fargo & Co., Senior Unsecured Floating Rate Medium-Term Notes, 2.90%, due 10/20/08		30,800
			51,900
Conglomerate (3.9%)
48,100	General Electric Capital Corp., Senior Unsecured Floating Rate Medium-Term Notes, Ser. A, 7.08%, due 10/1/08		48,098
Financial Services (2.4%)
28,800	Merrill Lynch & Co., Senior Unsecured Floating Rate Medium-Term Notes, 2.91%, due 10/20/08		28,800
	Total Floating Rate Corporate Debt Securities		128,798
	Total Investments (70.4%)		860,949
	Cash, receivables and other assets, less liabilities (29.6%)		362,602
	Total Net Assets (100.0%)		$1,223,551

See Notes to Schedule of Investments 11

Notes to Schedule of Investments Institutional Liquidity Series (Unaudited)

††  Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

  The Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Funds' investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3 – significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments)

  The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

  The following is a summary of the inputs used to value the Funds' investments as of September 30, 2008 (000's omitted):

Institutional Cash Fund:
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	1,046,482
Level 3 – Significant Unobservable Inputs	—
Total	$1,046,482
Prime Money Fund:
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	860,949
Level 3 – Significant Unobservable Inputs	—
Total	$860,949

ñ  Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At September 30, 2008, these securities amounted to approximately $455,550,000 or 27.8% of net assets for Institutional Cash Fund and approximately $303,234,000 or 24.8% of net assets for Prime Money Fund.

µ  Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2008.

See Notes to Financial Statements 12

Statements of Assets and Liabilities (Unaudited)

Institutional Liquidity Series
(000's omitted except per share amounts)

	INSTITUTIONAL CASH FUND	PRIME MONEY FUND
	September 30, 2008	September 30, 2008
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers	$1,046,482	$860,949
Cash	589,127	361,711
Interest receivable	2,343	1,726
Total Assets	1,637,952	1,224,386
Liabilities
Payable for Fund shares redeemed	—	622
Payable to investment manager (Note B)	7	5
Payable to administrator (Note B)	241	147
Accrued expenses and other payables	70	61
Total Liabilities	318	835
Net Assets at value	$1,637,634	$1,223,551
Net Assets consist of:
Paid-in capital	$1,637,834	$1,223,759
Undistributed net investment income (loss)	—	2
Accumulated net realized gains (losses) on investments	(200)	(210)
Net Assets at value	$1,637,634	$1,223,551
Shares Outstanding ($.001 par value; unlimited shares authorized)	1,637,834	1,223,759
Net Asset Value, offering and redemption price per share	$1.00	$1.00
*Cost of investments:
Unaffiliated issuers	$1,046,482	$860,949

See Notes to Financial Statements 13

Statements of Operations (Unaudited)

Institutional Liquidity Series
(000's omitted)

	INSTITUTIONAL CASH FUND	PRIME MONEY FUND
	For the Six Months Ended September 30, 2008	For the Six Months Ended September 30, 2008
Investment Income
Investment income from corresponding Master Series (Note A)	$35,124	$15,193
Expenses from corresponding Master Series (Notes A & B)	(1,340)	(615)
Net investment income from corresponding Master Series	33,784	14,578
Interest income—unaffiliated issuers	161	133
Total income	$33,945	$14,711
Expenses:
Investment management fee (Note B)	7	5
Administration fees (Note B)	1,943	870
Audit fees	7	3
Custodian fees (Note B)	1	1
Legal fees	23	18
Registration and filing fees	47	27
Shareholder reports	30	—
Shareholder servicing agent fees	46	8
Trustees' fees and expenses	5	5
Total net expenses	2,109	937
Net investment income	$31,836	$13,774
Realized and Unrealized Gain (Loss) on Investments (Note A):
Net gain (loss) on investments from corresponding Master Series	(3)	(215)
Net increase (decrease) in net assets resulting from operations	$31,833	$13,559

See Notes to Financial Statements 14

Statements of Changes in Net Assets

Institutional Liquidity Series
(000's omitted)

	INSTITUTIONAL CASH FUND		PRIME MONEY FUND
	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$31,836	$115,042	$13,774	$43,034
Net realized gain (loss) on investments from corresponding Master Series	(3)	(52)	(215)	47
Net increase (decrease) in net assets resulting from operations	31,833	114,990	13,559	43,081
Distributions to Shareholders From (Note A):
Net investment income	(31,842)	(115,035)	(13,777)	(43,030)
Total distributions to shareholders	(31,842)	(115,035)	(13,777)	(43,030)
From Fund Share Transactions (Note D):
Proceeds from shares sold	1,978,379	4,790,125	3,370,823	8,066,290
Proceeds from reinvestment of dividends and distributions	3,302	19	13,772	43,006
Payments for shares redeemed	(3,299,700)	(3,959,441)	(3,311,229)	(7,763,583)
Net increase (decrease) from Fund share transactions	(1,318,019)	830,703	73,366	345,713
Net Increase (Decrease) in Net Assets	(1,318,028)	830,658	73,148	345,764
Net Assets:
Beginning of period	2,955,662	2,125,004	1,150,403	804,639
End of period	$1,637,634	$2,955,662	$1,223,551	$1,150,403
Undistributed net investment income (loss) at end of period	$—	$6	$2	$5

See Notes to Financial Statements 15

Notes to Financial Statements Institutional Liquidity Series (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: The Neuberger Berman Institutional Cash Fund ("Institutional Cash") and the Neuberger Berman Prime Money Fund ("Prime Money") (individually a "Fund," collectively, the "Funds"), are separate operating series of Neuberger Berman Institutional Liquidity Series (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. The Funds each offer Trust Class shares. The Board of Trustees of the Trust (the "Board") may establish additional series or classes of shares without the approval of shareholders.

  The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.

  Through September 28, 2008, each Fund was organized as a feeder fund in a master-feeder structure, seeking to achieve its investment objective by investing all of its net investable assets in a Master Series of Institutional Liquidity Trust (each a "Master Series", collectively, the "Master Series") that has an investment objective identical to that of each respective Fund. Institutional Cash invested in Money Market Master Series and Prime Money invested in Prime Master Series. As of September 29, 2008, these Funds are organized in a single-tier structure and invest directly in securities.

  It is the policy of the Funds to maintain a continuous net asset value per share of $1.00; the Funds have adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable them to do so. However, there is no assurance the Funds will be able to maintain a stable net asset value per share. Each of these Funds complies with Rule 2a-7 of the 1940 Act.

  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Neuberger Berman Management LLC ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

  Management, the investment manager of the Funds, and Lehman Brothers Asset Management LLC ("LBAM"), sub-adviser to the Funds, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly-owned holding company. On September 15, 2008, Lehman filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code. On September 29, 2008, it was announced that Bain Capital Partners, LLC and Hellman & Friedman LLC have agreed to acquire Neuberger Berman and the fixed income management and certain other parts of Lehman Brothers' Investment Management Division, in a cash transaction with Lehman. The transaction is subject to certain conditions and approvals, including approval by the bankruptcy court having jurisdiction over the Lehman matter. Other potential bids may be received during the time period for an open auction mandated by the bankruptcy court.

  These events, while affecting Lehman, have not had a material impact on the Funds or their operations. Management and LBAM will continue to operate in the ordinary course of business as the investment manager and sub-adviser of the Funds.

  If completed, acquisition of the Neuberger Berman entities would constitute an "assignment" of the Funds' Management and Sub-Advisory Agreements and, by law, would automatically terminate those agreements. Accordingly, the Funds' Board of Trustees will consider new investment management and sub-advisory agreements with the Neuberger Berman entities for the Funds. If approved by the Board, including the Trustees who are not "interested persons" of the investment manager and its affiliates or the Funds, the new agreements will require the approval of the Funds' shareholders.

2  Portfolio valuation: Investment securities are valued as indicated in the notes following each Fund's Schedule of Investments. Prior to September 29, 2008, each Fund recorded its investment in its corresponding Master Series at value.

3  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations. Prior to September 29, 2008 all net investment income and realized and unrealized capital gains and losses of the Master Series were allocated pro rata among its respective Funds and any other investors in the Master Series (including any other investment companies), if any.

4  Income tax information: The Funds are treated as separate entities for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

  The Funds have adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years 2005 - 2007. As of September 30, 2008, the Funds did not have any unrecognized tax benefits.

  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Master Series, timing differences and differing characterization of distributions made by each Fund as a whole.

  As determined on March 31, 2008, there were no permanent differences resulting from different book and tax accounting.

  The tax character of distributions paid during the years ended March 31, 2008, and March 31, 2007 were as follows:

	Distributions Paid From:
	Ordinary Income		Total
	2008	2007	2008	2007
Institutional Cash	$115,034,669	$114,931,025	$115,034,669	$114,931,025
Prime Money	43,030,253	45,958,337	43,030,253	45,958,337

  As of March 31, 2008, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed Ordinary Income	Loss Carryforwards and Other Deferrals	Total
Institutional Cash	$7,693,298	$(197,376)	$7,495,922
Prime Money	13,774	(4,021)	9,753

  The difference between book basis and tax basis distributable earnings is attributable primarily to timing differences of distribution payments, post October loss deferrals, nondeductible organization costs, and capital loss carryforwards.

  To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. As determined on March 31, 2008, the Funds had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

	Expiring in:
	2013	2014	2015	2016
Institutional Cash	$19,532	$16,151	$83,796	$77,670
Prime Money	—	—	—	—

  During the year ended March 31, 2008, Prime Money utilized capital loss carryforwards of $36,354.

  Under current tax law, certain net capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the year ended March 31, 2008, the Funds elected to defer the following net capital losses arising between November 1, 2007 and March 31, 2008:

Institutional Cash	$227
Prime Money	—

5  Distributions to shareholders: Each Fund earns income, net of expenses, daily on its investments. It is the policy of each Fund to declare distributions from net investment income on each business day; such distributions are paid or reinvested monthly. Distributions from net realized capital gains, if any, will be made annually. Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

6  Expense allocation: Certain expenses are applicable to multiple funds. Prior to September 29, 2008, each Fund bore its proportionate share of its corresponding Master Series' expenses. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the funds can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Fund or the Trust, are allocated among the Funds and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

  Each Fund retains Management as its investment manager under a Management Agreement. For such investment management services, each Fund pays Management a fee at the annual rate of 0.08% of its average daily net assets. Prior to September 29, 2008, each Fund indirectly paid for investment management services through its investment in its corresponding Master Series at the annual rate of 0.08% of average daily net assets.

  Each Fund retains Management as its administrator under an Administration Agreement. Each Fund pays Management an administration fee at the annual rate of 0.15% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

  Management has contractually undertaken through March 31, 2011 to forgo current payment of fees and/or reimburse each Fund for its operating expenses, including its pro rata portion of its corresponding Master Series'

operating expenses, prior to September 29, 2008 (including the fees payable to Management but excluding interest, taxes, brokerage commissions and extraordinary expenses) ("Operating Expenses") which exceed in the aggregate, 0.41% per annum of the Fund's average daily net assets (the "Expense Limitation"). For the six months ended September 30, 2008, no waiver or reimbursement of expenses to the Funds' was required.

  The Trust Class of each Fund has agreed to repay Management for fees and expenses foregone and/or its excess Operating Expenses previously reimbursed by Management, pursuant to a contractual expense limitation, so long as its annual Operating Expenses during that period do not exceed its expense limitation, and the repayments are made within three years after the year in which Management issued the reimbursement or waived fees.

  During the six months ended September 30, 2008, there was no repayment to Management under the agreement. At September 30, 2008, there were no contingent liabilities to Management under this agreement.

  Management and LBAM are wholly-owned subsidiaries of Lehman. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

  Each Fund also has a distribution agreement with Management. Management receives no compensation under it and no commissions for sales or redemptions of shares of beneficial interest of each Fund.

  The Board has adopted a distribution plan ("Plan") with respect to the Trust Class of Prime Money, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Management may receive a maximum fee at the annual rate of 0.15% of such Trust Class' average daily net assets to support distribution and shareholder servicing. The Trust Class of Prime Money does not currently charge such a fee but may do so upon approval of the Board.

  Each Fund has an expense offset agreement in connection with its custodian contract. Prior to September 29, 2008, each Master Series, had an expense offset arrangement in connection with its custodian contract. For the period ended September 28, 2008, the impact of this arrangement was a reduction of expenses of $1,762 and $1,225, for Institutional Cash and Prime Money, respectively.

Note C—Investment Transactions:

  During the period ended September 28, 2008, contributions and withdrawals in each Fund's investment in its corresponding Master Series were as follows:

(000's omitted)	Contributions	Withdrawals
Institutional Cash	$1,935,164	$4,966,973
Prime Money	1,371,180	2,536,159

  For the period September 29, 2008 to September 30, 2008, all securities transactions for Institutional Cash and Prime Money were short term.

Note D—Fund Share Transactions:

  Share activity at $1.00 per share for the six months ended September 30, 2008 and for the year ended March 31, 2008 were as follows:

	For the Six Months Ended September 30, 2008				For the Year Ended March 31, 2008
(000's omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Institutional Cash	1,978,379	3,302	(3,299,700)	(1,318,019)	4,790,125	19	(3,959,441)	830,703
Prime Money	3,370,823	13,772	(3,311,229)	73,366	8,066,290	43,006	(7,763,583)	345,713

Note E—Lines of Credit:

  At September 28, 2008 the Master Series in which each Fund invested were each a participant in a single committed, unsecured $300,000,000 line of credit with the Bank of New York Mellon (formerly, the Bank of New York), as agent, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.375% per annum. A commitment fee of 0.085% per annum (0.075% per annum prior to May 23, 2008) of the unused available line of credit is charged, of which each Master Series has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. Because several investment companies participate, there is no assu rance that an individual Master Series will have access to all or any part of the $300,000,000 at any particular time.

  At September 28, 2008 the Master Series in which each Fund invested were each a participant in a single uncommitted, unsecured $150,000,000 line of credit with State Street Bank and Trust Company, as lender, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.375% per annum. Because several investment companies participate, there is no assurance that an individual Master Series will have access to all or any part of the $150,000,000 at any particular time.

  The Master Series had no loans outstanding pursuant to these lines of credit at September 28, 2008. For the period ended September 28, 2008, the Master Series did not utilize these lines of credit.

Note F—Recent Market Events:

  Recent events have resulted in fixed income instruments, including some money market instruments, to experience liquidity issues, increased price volatility, credit downgrades and increased likelihood of default. Due to the market turbulence, some investors have turned to the safety of securities issued or guaranteed by the U.S. Treasury, causing the prices of these securities to rise and their yields to decline.

  The U.S. federal government and certain foreign governments have acted to calm credit markets and increase confidence in the U.S. and world economies. The U.S. government is injecting liquidity into certain large financial services companies and establishing programs to assist in the purchase of money market instruments. The ultimate effect of these efforts is, of course, not yet known.

Note G—U.S. Treasury Temporary Guarantee Program for Money Market Funds:

  On October 8, 2008, each Fund paid 0.01% of its net asset value as of September 19, 2008 to participate in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the United States Department of the Treasury ("U.S. Treasury").

  Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and the Fund liquidates its holdings, the Program guarantees investors of each Fund $1.00 per share for the lesser of either the number of shares the investor held in a Fund on September 19, 2008 or the number of shares the investor held on the date the net asset value fell below $0.995. The Program applies only to shareholders of record on September 19, 2008 who maintain an account with the Fund from the close of business on that date through the date on which the Fund's per share value falls below $0.995. Those shareholders may purchase and redeem shares in their account during the period covered by the Program. However, the number of shares covered by the guarantee cannot exceed the number of shares held by the shareholder at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder's account increases after September 19, 2008, the amount of the increase will not be covered by the guarantee.

  The Program will provide coverage to qualifying shareholders for an initial three-month period ending December 18, 2008. The Secretary of the U.S. Treasury may extend the Program beyond its initial three-month term through September 18, 2009. If the Program is extended, the Board will consider whether to continue to participate and, if so, each Fund would be required to pay additional fees.

  As of the time of this report, assets available to the Program to support all participating money market funds are limited to $50 billion and payments under the program are dependent on the availability of assets in the Program at the time a request for payment is made. Payments will be made on a first-come-first-serve basis.

Note H—Unaudited Financial Information:

  The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

Institutional Cash Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

Trust Class†

		Six Months Ended September 30,			Year Ended March 31,						Period from November 1, 2004^^to March 31,				Year Ended October 31,
		2008			2008		2007		2006		2005				2004		2003
		(Unaudited)
Net Asset Value, Beginning of Period		$1.0000				$1.0000		$1.0000		$1.0000		$1.0000				$1.0000		$1.0000
Income From Investment Operations:
Net Investment Income (Loss)		.0122				.0472		.0499		.0353		.0083				.0092		.0096
Net Gains or Losses on Securities		(.0001)				(.0000)		(.0000)		(.0000)		.0000				.0000		—
Total From Investment Operations		.0121				.0472		.0499		.0353		.0083				.0092		.0096
Less Distributions From:
Net Investment Income		(.0122)				(.0472)		(.0499)		(.0353)		(.0083)				(.0092)		(.0096)
Net Capital Gains		—				—		—		—		(.0000)				(.0000)		—
Total Distributions		(.0122)				(.0472)		(.0499)		(.0353)		(.0083)				(.0092)		(.0096)
Net Asset Value, End of Period		$.9999				$1.0000		$1.0000		$1.0000		$1.0000				$1.0000		$1.0000
Total Return††		1.22	%**			4.83%		5.11%@		3.59%@		0.83	%**§@			0.93%§		0.97%§
Ratios/Supplemental Data
Net Assets, End of Period (in millions)		$1,637.6				$2,955.7		$2,125.0		$2,028.5		$2,247.9				$2,691.5		$2,682.1
Ratio of Gross Expenses	9,600			.27	%*		.26%		.26%		.28%			.28	%*		.28%		.28%
Ratio of Net Expenses to Average Net Assets		.27	%*			.26%		.26%‡		.28%‡		.28	%*‡			.28%		.28%
Ratio of Net Investment Income (Loss) to Average Net Assets		2.46	%*			4.64%		5.00%		3.54%		1.99	%*			.92%		.97%

See Notes to Financial Highlights 22

Financial Highlights (cont'd)

Prime Money Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

Trust Class†

	Six Months Ended September 30,		Year Ended March 31,			Period from December 27, 2004^to March 31,
	2008		2008	2007	2006	2005
	(Unaudited)
Net Asset Value, Beginning of Period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0119		.0468	.0500	.0353	.0058
Net Gains or Losses on Securities	(.0002)		.0000	(.0000)	(.0000)	.0000
Total From Investment Operations	.0117		.0468	.0500	.0353	.0058
Less Distributions From:
Net Investment Income	(.0119)		(.0468)	(.0500)	(.0353)	(.0058)
Net Capital Gains	—		—	—	—	(.0000)
Total Distributions	(.0119)		(.0468)	(.0500)	(.0353)	(.0058)
Net Asset Value, End of Period	$.9998		$1.0000	$1.0000	$1.0000	$1.0000
Total Return††	1.20	%**	4.78%	5.11%@	3.59%@	0.58	%**@
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1,223.6		$1,150.4	$804.6	$831.9	$701.8
Ratio of Gross Expenses to Average Net Assets#	.27	%*	.27%	.27%	.28%	.32	%*
Ratio of Net Expenses to Average Net Assets	.27	%*	.27%	.27%‡	.28%‡	.31	%*‡
Ratio of Net Investment Income (Loss) to Average Net Assets	2.38	%*	4.64%	5.00%	3.57%	2.23	%*

See Notes to Financial Highlights 23

Notes to Financial Highlights Institutional Liquidity Series (Unaudited)

†  Prior to September 29, 2008, the per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Master Series' income and expenses (except for the period from February 9, 2001 to December 29, 2004 for Institutional Cash and September 29, 2008 to September 30, 2008 for Institutional Cash and Prime Money) when they were organized in a single-tier structure.

††  Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost.

#  The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

‡  After reimbursement and/or waiver of certain expenses by Management (see Note B of Notes to Financial Statements of Institutional Liquidity Series). Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

	Year Ended March 31,		Period from November 1, 2004 to March 31,
	2007	2006	2005
Institutional Cash Trust Class	.28%	.30%	.30%
	Year Ended March 31,		Period from December 27, 2004 to March 31,
	2007	2006	2005
Prime Money Trust Class	.28%	.30%	.33%

§  Prior to December 30, 2004, Institutional Cash was organized in a multiple class structure rather than as a feeder fund in a master-feeder structure. Performance prior to the reorganization date of December 30, 2004 shown is that of the predecessor fund, the Neuberger Berman Institutional Cash Fund Trust Class.

^  The date investment operations commenced.

*  Annualized.

**  Not annualized.

^^  The Board of Trustees adopted a change in the Trust's fiscal year end date to March 31. Prior to March 31, 2005 the Trust's fiscal year end was October 31.

@  Total return would have been lower if Management had not waived certain expenses (see Note B of Notes to Financial Statements of Institutional Liquidity Series).

Directory

Investment Manager, Administrator and Distributor

Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, NY 10158–0180
800.877.9700 or 212.476.8800
Institutional Services 800.366.6264

Sub-Adviser

Lehman Brothers Asset Management LLC
200 South Wacker Drive
Suite 2100
Chicago, IL 60601

Custodian and Shareholder Servicing Agent

State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Address correspondence to:

Neuberger Berman Funds
c/o State Street Bank & Trust Co.
30 Dan Road
Canton, MA 02021

Legal Counsel

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006

Independent Registered Public Accounting Firms

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on Management's website at www.nb.com.

Quarterly Portfolio Schedule

Each Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-800-877-9700 (toll-free).

Board Consideration of the Management and Sub-Advisory Agreements

At a meeting held on September 25, 2008, the Board of Trustees of Institutional Liquidity Trust ("Board"), including the Trustees who are not "interested persons" of Neuberger Berman Management LLC ("Management") (including its affiliates) or Institutional Liquidity Trust ("Independent Fund Trustees"), approved the continuance of the Management and Sub-Advisory Agreements ("Agreements") between Management and Institutional Liquidity Trust, on behalf of Money Market Master Series and Prime Master Series (each, a "Master Series") and new Management and Sub-Advisory Agreements between management and Neuberger Berman Institutional Liquidity Series, on behalf of Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund (each, a "Fund") which would become effective when each fund ceased operating in the master-feeder structure and investing in its corresponding Master Series ("New Agreements"). Each Fund invested all of its net investable assets in Money Market Master Series and Prime Master Series, respectively, through September 28, 2008. As of September 29, 2008, each Fund ceased investing in its corresponding Master Series and began investing directly in securities in accordance with its investment objective policies. The term "Fund" is used throughout this section to refer to each Fund or its corresponding Master Series, as appropriate.

In evaluating the Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by Management and Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management") in response to questions submitted by counsel to the Independent Fund Trustees, and met with senior representatives of Management and Lehman Brothers Asset Management regarding their personnel and operations. The Independent Fund Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of Management and Lehman Brothers Asset Management.

The Independent Fund Trustees received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuance of the Agreements. They met with such counsel separately from representatives of Management to discuss the annual contract review. The annual contract review extends over two regular meetings of the Board to ensure that Management and Lehman Brothers Asset Management have time to respond to any questions the Independent Fund Trustees may have on their initial review of the report and that the Independent Fund Trustees have time to consider those responses. In addition, during this process, the Board held a separate meeting devoted to reviewing and discussing Fund performance.

The Board considered the following factors, among others, in connection with its approval of the continuance of the Agreements: (1) the nature, extent, and quality of the services provided by Management and Lehman Brothers Asset Management; (2) the performance of each Fund compared to a relevant market index and a peer group of investment companies; (3) the costs of the services provided and profits or losses realized by Management and its affiliates from their relationship with the Funds; (4) the extent to which economies of scale might be realized as each Fund grows; and

(5) whether fee levels reflect any such potential economies of scale for the benefit of investors in each Fund. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The Board evaluated the terms of the Agreements, the overall fairness of the Agreements to each Fund and whether the Agreements were in the best interests of each Fund and its shareholders.

With respect to the nature, extent and quality of the services provided, the Board considered the performance of each Fund and the experience and staffing of portfolio management and the investment research personnel of Management and Lehman Brothers Asset Management who perform services for the Funds. The Board noted that Management also provides certain administrative services, including fund accounting and compliance oversight. In addition, the Board noted the positive compliance history of Management, as the firm has been free of significant compliance problems.

With respect to the performance of each Fund, the Board considered the performance of each Fund relative to its benchmark and a peer group of investment companies pursuing broadly similar strategies. The Board also considered the previous performance of Management in managing Neuberger Berman Institutional Cash Fund, a former series of Lehman Brothers Income Funds and the predecessor to Neuberger Berman Institutional Cash Fund. The Board also considered performance in relation to the degree of risk undertaken by the portfolio managers.

With respect to the overall fairness of the Agreements, the Board considered the fee structure for each Fund under the Agreements as compared to a peer group of comparable funds and any fall-out benefits likely to accrue to Management or Lehman Brothers Asset Management or their affiliates from their relationship with each Fund. The Board also considered the profitability of Management and its affiliates from their association with the Funds.

The Board reviewed a comparison of each Fund's management fee and overall expense ratio to a peer group of broadly comparable funds. The Board considered the mean and median of the management fees and expense ratios of each peer group. For Neuberger Berman Prime Money Fund, the Board considered whether specific portfolio management or administration needs contributed to the management fee. In addition, the Board considered the contractual limits on Fund expenses undertaken by Management for the Funds.

The Board considered whether there were other funds that were advised or sub-advised by Management or its affiliates or separate accounts managed by Management or its affiliates with similar investment objectives, policies and strategies as the Funds. The Board compared the fees charged to each Fund at various asset levels to fees charged to any such funds and/or separate accounts. The Board considered the appropriateness and reasonableness of the differences between the fees charged between each Fund and any such funds and/or separate accounts and determined that the differences in fees were consistent with the management and other services provided.

The Board also evaluated any apparent or anticipated economies of scale in relation to the services Management provides to each Fund. The Board considered the contractual expense limit for each Fund.

In concluding that the benefits accruing to Management and its affiliates by virtue of their relationship to each Fund were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to each Fund, the Board reviewed specific data as to Management's profit or loss on each Fund for a recent period and the trend in profit or loss over recent years. The Board also carefully examined Management's cost allocation methodology and in recent years had an independent consultant review the methodology. It also reviewed an analysis from an independent data service on profitability margins in the investment management industry. The Board recognized that Management should be entitled to earn a reasonable level of profits for services it provides to the Funds and, based on its review, concluded that Management's level of profitability was not excessive.

In approving the new Agreements, the Board specifically considered that there would be no changes from the existing Management and Sub-Advisory Agreements, other than the date of, and the party to, the Agreement.

Conclusions

In approving the Agreements, the Board concluded that the terms of each Agreement are fair and reasonable and that approval of the Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that Management and Lehman Brothers Asset Management could be expected to provide a high level of service to each Fund; that the performance of each Fund was satisfactory; that each Fund's fee structure appeared to the Board to be reasonable given the nature and quality of services provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship to the Funds were reasonable in comparison with the benefits accruing to each Fund.

Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
Shareholder Services 800.877.9700
Institutional Services 800.366.6264
www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

H0601 11/08

Item 2. Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman Institutional Liquidity Series (“Registrant”) adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR, Investment Company Act file number 811-21647 (filed June 5, 2006). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert.

The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Martha Goss, Howard Mileaf and George Morriss. Ms. Goss, Mr. Mileaf and Mr. Morriss are independent trustees as defined by Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Only required in an annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series is disclosed in the Registrant's semi-annual report, which is included as Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR, Investment Company Act file number 811-21647 (filed June 5, 2006).

(a)(2)	The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable to the Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Institutional Liquidity Series

By:	/s/ Peter E. Sundman
Peter E. Sundman
Chief Executive Officer

Date: December 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Peter E. Sundman
Peter E. Sundman
Chief Executive Officer

Date: December 4, 2008

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: December 4, 2008